Note 10 - Share Capital	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
10.	SHARE CAPITAL
Authorized Unlimited number of preference shares with no par value Unlimited number of common shares with no par value